Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disaggregation of Revenue [Abstract]
Commissions	¥ 293,069	¥ 373,313	¥ 327,129
Fees from investment banking	101,521	101,663	92,580
Asset management and portfolio service fees	245,519	¥ 245,616	¥ 216,479
Other revenue	54,284
Total	¥ 694,393